Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	133,333
Proposed Maximum Offering Price per Unit | $ / shares	3.97
Maximum Aggregate Offering Price	$ 529,332.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers (i) such additional number of shares of common stock, par value $0.01 per share, of Imunon, Inc. (“Common Stock”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.Represents shares of Common Stock reserved for issuance under the Imunon, Inc. 2018 Stock Incentive Plan.Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low sales price per share of Common Stock as reported on The Nasdaq Stock Market LLC on November 7, 2025, which date is within five business days prior to filing this Registration Statement.